Other Intangible Assets, Net - Estimated Future Amortization Expense Related to Intangible Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Goodwill And Intangible Assets Disclosure [Abstract]
2022	$ 106
2023	92
2024	78
2025	55
2026	34
Thereafter	73
Net Amount	$ 438	$ 445